Investment Objectives and Goals - Altrius Global Dividend ETF	Nov. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Altrius Global Dividend ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Altrius Global Dividend ETF (the “Fund”) seeks long-term capital growth of capital and income.